Commitments	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
COMMITMENTS

NOTE 27. COMMITMENTS

(a) Non-cancellable operating leases

The Group had total future minimum lease payments for rent office under non-cancellable leases falling due as follows:

	Consolidated
	2023	2022
	US$	US$
Within one year	10,698	13,607
In the second to fifth years, inclusive	-	24,956
	10,698	38,563

(b) Capital commitments

As of December 31, 2023 the Group had no capital commitment.